Federated Hermes Municipal Obligations Fund Investment Objectives and Goals - Cash Series Shares [Member] - Federated Hermes Municipal Obligations Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information–Cash Series Shares Federated Hermes Municipal Obligations Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. The Fund’s investment objective may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.